CONVERTIBLE NOTES PAYABLE (Details 1) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
CONVERTIBLE NOTES PAYABLE
2020	$ 2,004,653	$ 2,070,898
Total long-term debt	$ 2,004,653	$ 2,070,898